Lincoln Bain Capital Total Credit Fund

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Collateralized Mortgage Obligations - 4.7%
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class B	Finance			4.64%	2/10/2049	1,000,000	$946,757	$935,223	0.4%
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class C	Finance			3.93%	7/10/2049	1,500,000	1,385,069	1,370,119	0.5%
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D	Finance			4.90%	1/15/2049	1,600,000	1,321,172	1,360,238	0.5%
GS Mortgage Securities Trust
Series 2015-GS1, Class C	Finance			4.34%	11/10/2048	450,000	390,599	391,860	0.2%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B	Finance			4.12%	7/15/2048	2,000,000	1,891,391	1,868,782	0.7%
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D	Finance			4.68%	3/10/2050	1,200,000	999,714	1,002,206	0.4%
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29, Class D	Finance			3.00%	5/15/2049	1,600,000	1,296,053	1,392,528	0.5%
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class D	Finance			3.85%	11/15/2048	1,216,000	1,106,961	1,096,548	0.4%
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class D	Finance			3.12%	3/15/2059	1,000,000	917,712	921,657	0.4%
Wells Fargo Commercial Mortgage Trust
Series 2016-C34, Class C	Finance			5.06%	6/15/2049	1,800,000	1,668,612	1,682,603	0.7%
Collateralized Mortgage Obligations Total - 4.7%							$11,924,040	$12,021,764	4.7%

Loan Agreements (First-Lien) - 28.1%
Delayed Draw Term Loan
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	9.66%	3/27/2027	2,050,420	$2,050,420	$2,050,420	0.8%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	9.68%	3/27/2027	2,048,274	2,048,274	2,048,274	0.8%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	9.68%	3/27/2027	452,083	452,083	452,083	0.2%
Blackbird Purchaser Inc.	Machinery	(5)(6)			12/19/2030	-	(772)	79	0.0%
DTIQ Technologies Inc.	Services: Business	(4)(5)(6)			9/30/2029	-	(10,779)	(11,265)	0.0%
Easy Ice, LLC	Services: Business	(4)(5)(6)	S+ 5.25%	9.17%	10/30/2030	270,606	264,872	271,231	0.1%
Govineer Solutions LLC	High Tech Industries	(4)(5)(6)			10/7/2030	-	(6,237)	-	0.0%
Margaux Acquisition Inc.	Insurance	(4)	S+ 4.75%	8.89%	12/19/2027	793,703	793,703	793,703	0.3%
Margaux Acquisition Inc.	Insurance		S+ 4.75%	8.89%	12/19/2027	326,483	326,483	326,571	0.1%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)	S+ 5.50%	9.17%	3/27/2028	1,033,034	1,027,886	1,033,034	0.4%
Vessco Midco Holdings, LLC	Utilities: Water	(5)(6)	S+ 4.50%	8.27%	7/24/2031	555,520	552,797	548,800	0.2%
Vessco Midco Holdings, LLC	Utilities: Water	(4)(5)(6)			7/24/2031	-	(3,248)	-	0.0%
							7,495,482	7,512,930	2.9%
Revolver
AMI Buyer Inc.	High Tech Industries	(4)(5)(6)			10/17/2031	-	(4,184)	-	0.0%
Atlas US Finco Inc.	High Tech Industries	(4)(5)(6)			12/9/2028	-	-	-	0.0%
Blackbird Purchaser Inc.	Machinery	(5)(6)	S+ 4.44%	6.28%	12/19/2029	182,749	181,500	172,434	0.1%
Crow River Buyer Inc.	Services: Business	(4)(5)(6)			1/31/2029	-	-	-	0.0%
DTIQ Technologies Inc.	Services: Business	(4)(5)(6)	S+ 7.50%	11.24%	9/30/2029	112,600	104,520	104,155	0.0%
Easy Ice, LLC	Services: Business	(4)(5)(6)	S+ 5.33%	9.19%	10/30/2030	152,320	146,577	152,320	0.1%
Govineer Solutions LLC	High Tech Industries	(4)(5)(6)			10/7/2030	-	(4,158)	-	0.0%
Lindstrom, LLC	Metals & Mining	(4)(5)(6)	S+ 5.50%	9.20%	12/30/2032	224,485	217,594	216,828	0.1%
Margaux Acquisition Inc.	Insurance	(5)(6)			12/19/2027	-	-	(12,038)	0.0%
Saturn Purchaser Corp.	Aerospace & Defense	(4)(5)(6)			7/22/2030	-	-	-	0.0%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)			3/27/2028	-	-	-	0.0%
Vatica Health, Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)			10/29/2032	-	(4,568)	(4,678)	0.0%
Vessco Midco Holdings, LLC	Utilities: Water	(5)(6)	S+ 4.50%	4.50%	7/24/2031	-	(1,120)	(4,077)	0.0%
							636,161	624,944	0.3%

1

Lincoln Bain Capital Total Credit Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Term Loan
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	9.57%	3/27/2027	402,910	$402,910	$402,910	0.2%
Allo Holdco Borrower LLC	Telecommunications	(4)(7)		8.00%	4/16/2032	5,236,617	5,161,616	5,158,066	2.0%
AMI Buyer Inc.	High Tech Industries	(4)	S+ 5.00%	8.90%	10/17/2031	4,330,278	4,299,350	4,330,277	1.7%
Atlas US Finco Inc.	High Tech Industries	(4)	S+ 4.75%	8.61%	12/9/2029	4,343,020	4,343,020	4,343,020	1.7%
Blackbird Purchaser Inc.	Machinery		S+ 5.75%	9.42%	12/19/2030	2,172,765	2,163,378	2,173,832	0.8%
Crow River Buyer Inc.	Services: Business	(4)	S+ 6.00%	9.84%	1/31/2029	3,981,000	3,981,000	3,981,000	1.6%
DTIQ Technologies Inc.	Services: Business	(4)	S+ 7.50%	11.22%	9/30/2029	3,649,048	3,596,388	3,594,312	1.4%
Easy Ice, LLC	Services: Business	(4)	S+ 5.25%	9.24%	10/30/2030	3,619,377	3,572,748	3,619,377	1.4%
Ergotron Acquisition LLC	Consumer Goods: Durable	(4)	S+ 5.25%	8.97%	7/6/2028	4,944,290	4,944,290	4,944,290	1.9%
Govineer Solutions LLC	High Tech Industries	(4)	S+ 5.00%	8.67%	10/7/2030	3,366,563	3,345,026	3,366,563	1.3%
Lindstrom, LLC	Metals & Mining	(4)	S+ 5.50%	9.20%	12/30/2032	3,994,902	3,949,959	3,944,966	1.5%
Margaux Acquisition Inc.	Insurance	(4)	S+ 4.75%	8.89%	12/19/2027	2,444,340	2,444,340	2,444,340	1.0%
Margaux Acquisition Inc.	Insurance		S+ 4.75%	8.89%	12/19/2027	289,713	289,713	289,791	0.1%
Margaux Acquisition Inc.	Insurance	(4)	S+ 4.75%	8.89%	12/19/2027	805,722	805,722	805,722	0.3%
Primeflight Acquisition LLC	Transportation: Consumer	(4)	S+ 5.50%	9.35%	5/1/2029	3,948,503	3,948,503	3,948,503	1.5%
Primeflight Acquisition LLC	Transportation: Consumer	(4)	S+ 5.50%	9.17%	5/1/2029	1,000,762	1,000,762	1,000,762	0.4%
Saturn Purchaser Corp.	Aerospace & Defense	(4)	S+ 4.75%	8.64%	7/22/2030	4,305,760	4,305,760	4,305,760	1.7%
Substantial Holdco Limited	Telecommunications	(4)(5)(6)	S+ 8.00%	12.00%	4/20/2030	370,783	1,334,867	1,355,288	0.5%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)	S+ 5.50%	9.17%	3/27/2028	1,963,070	1,963,070	1,963,070	0.8%
Vatica Health, Inc.	Healthcare & Pharmaceuticals	(4)	S+ 3.75%	10.75%	10/29/2032	4,667,940	4,622,359	4,621,260	1.8%
Vessco Midco Holdings, LLC	Utilities: Water		S+ 4.50%	8.46%	7/24/2031	2,015,000	2,005,124	1,994,850	0.8%
Vessco Midco Holdings, LLC	Utilities: Water	(4)	S+ 4.50%	8.23%	7/24/2031	1,375,000	1,368,319	1,375,000	0.5%
							63,848,224	63,962,959	24.9%
Loan Agreements (First-Lien) Total - 28.1%							$71,979,867	$72,100,833	28.1%

Money Market Fund - 27.4%
State Street Institutional U.S. Government Money Market Fund Premier Class		(8)		3.74%		70,012,346	$70,012,346	$70,012,346	27.4%
Money Market Fund Total - 27.4%							$70,012,346	$70,012,346	27.4%

Non-Agency Asset Backed Securities - 36.8%
1988 CLO Ltd.
Series 2023-2A, Class SUB	Finance	(9)		14.63%	4/15/2038	250,000	$135,625	$126,596	0.0%
American Money Management Corp
Series 2022-27A, Class SUB	Finance	(9)		16.54%	1/20/2037	1,000,000	917,226	827,897	0.3%
American Money Management Corp
Series 2023-26A, Class ER	Finance		S+ 6.50%	10.40%	4/15/2036	2,000,000	2,000,000	2,007,594	0.8%
Anchorage Credit Funding Ltd.
Series 2021-13A, Class SUB	Finance	(9)		14.86%	7/27/2039	750,000	427,784	468,587	0.2%
Annisa CLO Ltd.
Series 2016-2A, Class ERR	Finance		S+ 6.93%	10.81%	7/20/2031	2,000,000	2,006,847	1,968,088	0.8%
Apidos CLO Ltd.
Series 2012-11A, Class ER4	Finance		S+ 6.00%	9.88%	4/17/2034	350,000	353,850	350,989	0.1%
Apidos CLO Ltd.
Series 2018-29A, Class ER	Finance		S+ 6.00%	9.86%	7/25/2038	2,000,000	2,000,000	2,031,840	0.8%
Apidos CLO Ltd.
Series 2021-35A, Class E	Finance		S+ 6.01%	9.90%	4/20/2034	3,000,000	3,024,612	3,019,470	1.2%
Apidos CLO Ltd.
Series 2021-35A, Class D	Finance		S+ 2.91%	6.80%	4/20/2034	1,800,000	1,807,802	1,805,341	0.7%
Apidos CLO Ltd.
Series 2024-51A, Class SUB	Finance	(9)		13.62%	1/20/2038	600,000	451,170	438,072	0.2%
Arbour CLO Ltd.
Series -9A, Class E	Finance		E+ 5.79%	7.80%	4/15/2034	700,000	797,262	810,855	0.3%
Ares CLO Ltd.
Series 2021-62A, Class ER	Finance		S+ 6.00%	9.86%	1/25/2034	1,900,000	1,900,000	1,891,287	0.7%
Ares CLO Ltd.
Series 2015-2A, Class SUB	Finance	(9)		14.88%	7/17/2038	699,700	425,068	387,402	0.2%
Ares CLO Ltd.
Series 2017-44A, Class DRR	Finance		S+ 6.25%	10.15%	4/15/2034	600,000	600,000	597,720	0.2%
Ares CLO Ltd.
Series 2019-54A, Class SUB	Finance	(9)		15.43%	7/15/2038	5,986,858	2,888,659	2,706,425	1.1%
Armada Euro CLO Ltd.
Series -1A, Class FR	Finance		E+ 8.75%	10.82%	10/24/2033	1,600,000	1,869,881	1,888,232	0.7%
Assurant CLO II Ltd.
Series 2018-2A, Class E	Finance		S+ 5.86%	9.75%	4/20/2031	900,000	902,817	900,336	0.4%
Avoca CLO Ltd.
Series -14A, Class FRR	Finance		E+ 8.22%	10.19%	7/15/2039	1,050,000	1,219,466	1,213,586	0.5%
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class DR2	Finance		S+ 6.20%	10.10%	10/15/2036	350,000	351,033	346,062	0.1%
Barings CLO Ltd.
Series 2021-2A, Class ER	Finance		S+ 6.30%	10.20%	7/15/2034	1,000,000	1,000,000	997,569	0.4%
Barings CLO Ltd.
Series 2025-6A, Class SUB	Finance	(9)		11.64%	1/14/2039	1,950,000	1,649,700	1,517,534	0.6%
Battalion CLO XXI Ltd.
Series 2021-21A, Class D	Finance		S+ 3.56%	7.47%	7/15/2034	250,000	230,059	240,033	0.1%
BBAM European CLO Ltd.
Series -1A, Class FR	Finance		E+ 8.55%	10.57%	7/22/2034	1,150,000	1,339,931	1,345,844	0.5%
BBAM European CLO Ltd.
Series -4A, Class FR	Finance		E+ 8.18%	10.23%	10/26/2038	950,000	1,095,391	1,102,781	0.4%
Benefit Street Partners CLO XXXIV Ltd.
Series 2024-34A, Class E	Finance		S+ 6.70%	10.56%	7/25/2037	500,000	510,367	508,070	0.2%

2

Lincoln Bain Capital Total Credit Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Canyon Capital CLO Ltd.
Series 2021-4A, Class ER	Finance		S+ 6.00%	9.90%	10/15/2034	1,450,000	$1,450,000	$1,431,769	0.6%
Carlyle Global Market Strategies Ltd.
Series 2022-6A, Class ER2	Finance		S+ 5.40%	9.26%	10/25/2038	1,400,000	1,402,160	1,398,281	0.5%
Carlyle Global Market Strategies Ltd.
Series 2019-4A, Class DR	Finance		S+ 6.60%	10.50%	4/15/2035	400,000	402,636	400,886	0.2%
Carvana Auto Receivables Trust
Series 2025-P4, Class R	Finance	(9)		14.10%	11/10/2033	3,066	1,635,956	1,651,638	0.6%
CBAMR Ltd.
Series 2021-14A, Class ER	Finance		S+ 6.20%	10.16%	10/20/2038	650,000	650,000	652,862	0.3%
CBAMR Ltd.
Series 2019-11RA, Class ER	Finance		S+ 6.25%	9.98%	3/20/2038	2,000,000	2,000,000	2,016,216	0.8%
Cedar Funding Ltd.
Series 2016-6A, Class ER3	Finance		S+ 6.25%	10.13%	4/20/2034	300,000	300,000	298,421	0.1%
Cedar Funding Ltd.
Series 2023-17A, Class ER	Finance		S+ 6.50%	10.38%	7/20/2038	900,000	900,000	901,832	0.4%
Cedar Funding Ltd.
Series 2024-18A, Class E	Finance		S+ 6.65%	10.51%	4/23/2037	250,000	253,965	252,176	0.1%
CIFC Funding Ltd.
Series 2017-4A, Class D	Finance		S+ 6.36%	10.23%	10/24/2030	900,000	907,539	900,968	0.4%
CIFC Funding Ltd.
Series 2017-5A, Class SUB	Finance	(9)		14.91%	7/17/2037	1,500,000	524,925	480,565	0.2%
CIFC Funding Ltd.
Series 2019-7A, Class SUBR	Finance	(9)		13.35%	10/19/2038	10,900,000	4,169,250	4,010,725	1.6%
Clermont Park CLO Ltd.
Series 2025-1A, Class E	Finance		S+ 5.50%	9.37%	4/24/2038	2,000,000	2,032,912	2,029,458	0.8%
Deutsche Bank AG CRFT
Series 2025-2A, Class CLN	Finance	(4)	S+ 7.25%	11.21%	1/21/2035	2,300,000	2,311,480	2,323,690	0.9%
Dewolf Park CLO Ltd.
Series 2017-1A, Class E	Finance		S+ 6.46%	10.37%	10/15/2030	1,150,000	1,158,277	1,152,623	0.4%
Diameter Capital CLO 7 Ltd.
Series 2024-7A, Class D	Finance		S+ 6.10%	9.98%	7/20/2037	1,050,000	1,070,449	1,062,355	0.4%
Diameter Capital CLO 7 Ltd.
Series 2024-7A, Class SUB	Finance	(9)		16.21%	7/20/2037	2,100,000	1,691,198	1,635,730	0.6%
Dryden Leveraged Loan CDO
Series 2020-79A, Class ER	Finance		E+ 6.47%	8.47%	1/18/2035	600,000	685,296	695,614	0.3%
Elmwood CLO 31 Ltd
Series 2024-7A, Class SUB	Finance	(9)		13.37%	7/17/2037	2,850,000	2,002,125	2,081,037	0.8%
Euro-Galaxy CLO Ltd.
Series 2016-5A, Class ERR	Finance		E+ 5.82%	7.88%	2/15/2034	350,000	397,618	400,822	0.2%
Greenacre Park CLO LLC
Series 2021-2A, Class ER	Finance		S+ 6.00%	9.88%	7/20/2038	2,045,000	2,052,651	2,047,583	0.8%
Henley Funding Ltd.
Series -6A, Class F	Finance		E+ 8.78%	10.85%	6/10/2034	500,000	586,325	590,116	0.2%
Jamestown CLO Ltd.
Series 2021-16A, Class ER	Finance		S+ 6.95%	10.81%	7/25/2034	400,000	393,247	382,646	0.1%
Jamestown CLO Ltd.
Series 2018-11A, Class D	Finance		S+ 6.28%	10.19%	7/14/2031	500,000	500,000	499,973	0.2%
KKR Financial CLO Ltd.
Series -38A, Class ER	Finance		S+ 7.75%	11.43%	1/15/2038	1,925,000	1,925,000	1,924,557	0.8%
KKR Financial CLO Ltd.
Series -20, Class E	Finance		S+ 5.76%	9.66%	10/16/2030	250,000	251,444	248,945	0.1%
KKR Financial CLO Ltd.
Series -28A, Class ER2	Finance		S+ 6.72%	10.59%	2/9/2035	1,700,000	1,662,919	1,640,667	0.6%
LCM Ltd.
Series -34A, Class D	Finance		S+ 3.61%	7.50%	10/20/2034	275,000	252,736	259,832	0.1%
Madison Park Euro Funding
Series -15A, Class FRR	Finance		E+ 8.25%	10.28%	7/15/2036	525,000	607,398	607,904	0.2%
Neuberger Berman CLO Ltd.
Series 2023-53A, Class SUB	Finance	(9)		13.12%	10/24/2037	1,000,000	818,552	734,895	0.3%
OCP Euro CLO Ltd.
Series 2017-1A, Class FRR	Finance	(10)	E+ 8.50%	0.00%	7/15/2038	2,000,000	2,328,899	2,350,400	0.9%
Octagon Investment Partners
Series 2019-1A, Class ER	Finance		S+ 6.82%	10.72%	4/15/2035	450,000	427,938	402,690	0.2%
Palmer Square European CLO Ltd.
Series 2021-2A, Class FR	Finance	(10)	E+ 8.34%	0.00%	3/15/2038	4,000,000	4,594,628	4,624,181	1.8%
Palmer Square European CLO Ltd.
Series 2024-1A, Class FR	Finance		E+ 8.25%	10.43%	1/15/2039	1,250,000	1,467,376	1,469,000	0.6%
Penta CLO SA
Series 2024-18A, Class F	Finance		E+ 8.35%	10.38%	1/15/2038	550,000	639,136	647,414	0.3%
Pikes Peak CLO Ltd.
Series 2021-8A, Class SUB	Finance	(9)		12.98%	7/20/2034	3,100,000	1,701,797	1,599,687	0.6%

3

Lincoln Bain Capital Total Credit Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Regatta Funding
Series 2018-1A, Class SUB	Finance	(9)		14.20%	7/17/2037	2,700,000	$697,559	$557,030	0.2%
Regatta Funding
Series 2018-1A, Class R1A	Finance	(9)		14.20%	7/17/2037	4,934,000	14,802	94	0.0%
Regatta Funding
Series 2018-1A, Class R2	Finance	(9)		14.20%	7/17/2037	4,934,000	148,020	136,216	0.1%
Regatta XVI Funding Ltd.
Series 2019-2A, Class ER	Finance		S+ 7.10%	11.00%	1/15/2033	300,000	302,012	301,039	0.1%
Regatta XXVII Funding Ltd.
Series 2024-1A, Class E	Finance		S+ 6.50%	10.36%	4/26/2037	1,050,000	1,058,900	1,057,053	0.4%
Rockford Tower Europe CLO Ltd.
Series 2021-1A, Class F	Finance		E+ 7.86%	9.86%	4/20/2034	1,500,000	1,719,898	1,764,713	0.7%
Romark CLO Ltd.
Series 2017-1A, Class D	Finance		S+ 6.91%	10.77%	10/23/2030	1,100,000	1,105,252	1,081,909	0.4%
RR Ltd.
Series 2019-7A, Class D1B	Finance		S+ 6.50%	10.40%	1/15/2037	350,000	350,849	346,282	0.1%
RR Ltd.
Series 2023-25A, Class DR	Finance		S+ 6.35%	10.25%	10/15/2037	450,000	454,963	451,448	0.2%
Saranac CLO Ltd.
Series 2020-8A, Class E	Finance		S+ 8.38%	12.27%	2/20/2033	200,000	148,488	123,375	0.0%
Saratoga Investment Corp.
Series 2013-1A, Class ER3	Finance		S+ 7.76%	11.65%	4/20/2033	550,000	437,827	411,951	0.2%
Sculptor European CLO Ltd.
Series -9A, Class F	Finance		E+ 9.01%	11.03%	10/10/2034	900,000	1,052,708	1,059,576	0.4%
Sixth Street CLO VIII Ltd.
Series 2017-8A, Class DR2	Finance		S+ 6.75%	10.63%	10/20/2034	800,000	806,773	803,064	0.3%
Sixth Street CLO XVIII Ltd.
Series 2021-18A, Class SUB	Finance	(9)		13.26%	10/17/2125	750,000	427,275	416,841	0.2%
Tallman Park CLO Ltd.
Series 2021-1A, Class ER	Finance		S+ 6.00%	9.88%	7/20/2038	2,700,000	2,706,713	2,700,095	1.1%
Trinitas CLO Ltd.
Series 2016-4A, Class ER	Finance		S+ 6.56%	10.45%	10/18/2031	950,000	944,306	931,990	0.4%
Trinitas CLO Ltd.
Series 2020-14A, Class ER2	Finance		S+ 6.75%	10.61%	1/25/2034	850,000	846,935	844,230	0.3%
Venture 31 CLO Ltd.
Series 2018-31A, Class D	Finance		S+ 3.08%	6.97%	4/20/2031	2,200,000	2,002,000	2,096,477	0.8%
Vibrant CLO Ltd.
Series 2019-11A, Class D	Finance		S+ 7.03%	10.92%	7/20/2032	375,000	377,513	376,435	0.1%
Vibrant CLO Ltd.
Series 2021-12A, Class DRR	Finance		S+ 5.95%	9.83%	4/20/2034	250,000	250,000	246,058	0.1%
Voya CLO Ltd.
Series 2019-3A, Class ER	Finance		S+ 6.76%	10.64%	10/17/2032	1,550,000	1,561,499	1,554,506	0.6%
Voya CLO Ltd.
Series 2013-3A, Class DR	Finance		S+ 6.16%	10.05%	10/18/2031	300,000	301,010	296,177	0.1%
Voya CLO Ltd.
Series 2020-1A, Class ER	Finance		S+ 6.61%	10.51%	7/16/2034	650,000	653,233	642,721	0.3%
Voya Euro CLO Ltd.
Series -5A, Class E	Finance		E+ 5.81%	7.82%	4/15/2035	500,000	571,051	584,920	0.2%
Non-Agency Asset Backed Securities Total - 36.8%							$94,999,968	$94,090,568	36.8%

Private Asset Backed Securities - 1.7%
Mezzanine Tranche
Skywire Issuer, LLC
Class C Notes	Media: Broadcasting & Subscription	(4)		9.50%	9/30/2055	4,500,000	$4,208,951	$4,245,750	1.7%
Private Asset Backed Securities - 1.7%							$4,208,951	$4,245,750	1.7%

Total Investments - 98.7%							$253,125,172	$252,471,261	98.7%

Receivables and Other Assets Net of Liabilities - 1.3%								$3,291,860	1.3%

Net Assets Applicable to 25,146,469 Shares Outstanding - 100.0%								$255,763,121	100.0%

(1)	Unless otherwise indicated, all investments held by the Fund are denominated in U.S. dollars. All investments are income producing unless otherwise indicated. Certain fund investments may be subject to contractual restrictions on sales. The total par amount is presented for loan investments.
(2)	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either Euribor ("E"), SOFR including SOFR adjustment, if any, (“S”) at the 'borrower's option which generally resets periodically. S loans are typically indexed to 12 month, 6 month, 3 month or 1 month S rates and E loans are typically indexed to 3 month. For each such loan, the Fund has provided the interest rate in effect on the date presented.
(3)	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on loan investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(4)	Investment valued using unobservable inputs (Level 3).
(5)	The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. The interest rate for the unfunded portion will be determined at the time of funding. Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion.
(6)	Represents an unfunded loan commitment. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
(7)	Interest or dividend is paid-in-kind, when applicable.
(8)	The rate shown is the annualized seven-day yield as of December 31, 2025.
(9)	Equity tranche. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO tranches are generally issued at a discount and have no contractual principal and interest payments.
(10)	Delayed settlement. Interest rate to be determined upon settlement date.
4

Lincoln Bain Capital Total Credit Fund

SCHEDULE OF FOREIGN CURRENCY EXCHANGE CONTRACTS

December 31, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	716,125	EUR	600,000	Wells Fargo Bank, National Association	09/15/2026	$3,194	$-
USD	3,388,722	EUR	2,870,000	Wells Fargo Bank, National Association	10/16/2026	-	(25,052)
USD	1,092,048	EUR	920,000	Wells Fargo Bank, National Association	10/20/2026	-	(2,417)
USD	542,094	EUR	460,000	Wells Fargo Bank, National Association	10/22/2026	-	(5,177)
USD	9,470,001	EUR	8,050,000	Wells Fargo Bank, National Association	11/02/2026	-	(110,937)
USD	1,125,364	EUR	960,000	Wells Fargo Bank, National Association	11/06/2026	-	(17,369)
USD	1,991,613	EUR	1,700,000	Wells Fargo Bank, National Association	11/20/2026	-	(32,971)
USD	2,077,940	EUR	1,760,000	Wells Fargo Bank, National Association	12/11/2026	-	(19,650)
USD	1,347,422	GBP	1,010,000	Wells Fargo Bank, National Association	12/16/2026	-	(12,056)
USD	1,769,611	EUR	1,480,000	Wells Fargo Bank, National Association	12/29/2026	4,611	-
Total Foreign Currency Exchange Contracts						$7,805	$(225,629)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CLO - Collateralized Loan Obligations

CMO - Collateralized Mortgage Obligations

EUR - Euro

GBP - British Pound Sterling

USD - United States Dollar

5